Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary Of Reconciliation of Carrying Amount of Property, Plant And Equipment
i)
Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2021		50	129	486	36	701
Additions		16	136	41	6	199
Write-offs/disposal		(3)	(39)	(48)	(2)	(92)
Effects of movements in exchange rates		(1)	2	(9)	(1)	(9)
At December 31, 2021		62	228	470	39	799
Additions		22	50	65	11	148
Acquisition through business combination	26	1	54	1	11	67
Write-offs/disposal		(1)	(33)	(26)	—	(60)
Effects of movements in exchange rates		(3)	(8)	(6)	(3)	(20)
At December 31, 2022		81	291	504	58	934

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2021		35	72	192	18	317
Depreciation for the year		16	34	53	6	109
Write-offs/disposal		(3)	(39)	(24)	(2)	(68)
Impairment loss		—	1	6	—	7
Effects of movements in exchange rates		(1)	(1)	(4)	(1)	(7)
At December 31, 2021		47	67	223	21	358
Depreciation for the year		13	48	58	10	129
Write-offs/disposal		(1)	(23)	(14)	—	(38)
Impairment (reversal) loss of PPE		—	6	(3)	—	3
Effects of movements in exchange rates		(2)	(4)	(2)	(2)	(10)
At December 31, 2022		57	94	262	29	442
Carrying amounts
At January 1, 2021		15	57	294	18	384
At December 31, 2021		15	161	247	18	441
At December 31, 2022		24	197	242	29	492

Summary Of Key Assumptions Used In Estimate Of Value In Use

Key assumptions used in the estimate of value in use were as follows:

	2022	2021	2020
	%	%	%
Discount rate	15	6.6 to 12	6.9 to 12
Budgeted rental rate growth	6.7	0 to 1.8	0 to 4
Utilization rates	82	46 to 94	45 to 95